Financial Instruments (Details) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jan. 01, 2015	Dec. 31, 2014	Jan. 01, 2014
Assets:
Cash and cash equivalents	$ 621,377,000	$ 587,504,000	$ 633,855,000	$ 633,855,000	$ 682,777,000
Liabilities:
Short-term borrowings	100,919,000			132,693,000
Short-term borrowings from related parties	64,305,000			5,357,000
Senior Credit Agreement	2,666,688,000			2,900,222,000
Senior Long Term Notes	5,396,165,000			5,514,947,000
Noncontrolling interests subject to put provisions	960,096,000		$ 824,658,000	824,658,000	$ 648,251,000
Financial instruments notional amount of foreign currency cash flow hedge derivatives	157,459,000	401,555,000
Financial instrument notional amount of foreign currency derivative instruments not designated as hedging instruments	1,661,294,000	1,568,928,000
Financial instrument notional amount of interest rate derivatives	427,955,000	478,355,000
Amount of additional interest expense expected to be reclassified into earnings	65,091,000	$ 85,675,000
Master Netting Agreement Derivative Financial Assets	28,344,000			26,820,000
Master Netting Agreement Derivative Financial Liabilities	30,341,000			52,380,000
Master Netting Agreement Derivative Net Assets	15,233,000			13,856,000
Master Netting Agreement Net Liabilities	17,230,000			39,416,000
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	621,377,000			633,855,000
Accounts receivable	3,490,343,000			3,431,672,000
available for sale securities	173,058,000			171,917,000
Long-term notes receivable	181,355,000			180,250,000
Liabilities:
Accounts Payable	783,010,000			713,915,000
Short-term borrowings	165,224,000			138,050,000
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	443,249,000			527,062,000
Senior Credit Agreement	2,666,688,000			2,900,222,000
Senior Long Term Notes	5,396,165,000			5,514,947,000
Convertible Debt	421,386,000			451,653,000
Noncontrolling interests subject to put provisions	957,915,000			824,658,000
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	621,377,000			633,855,000
Accounts receivable	3,490,343,000			3,431,672,000
available for sale securities	173,058,000			171,917,000
Long-term notes receivable	166,647,000			180,308,000
Liabilities:
Accounts Payable	783,010,000			713,915,000
Short-term borrowings	165,224,000			138,050,000
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	443,249,000			527,062,000
Senior Credit Agreement	2,666,688,000			2,900,222,000
Senior Long Term Notes	5,807,110,000			5,992,859,000
Convertible Debt	539,191,000			531,193,000
Noncontrolling interests subject to put provisions	$ 957,915,000			$ 824,658,000